DEPOSITS AND OBLIGATIONS - time deposits classified by maturity (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Deposits and Obligations [Line Items]
Balances on demand deposits from customers	S/ 32,853,576	S/ 30,426,744
Overdue 90 days [Member]
Disclosure of Deposits and Obligations [Line Items]
Balances on demand deposits from customers	14,674,773	14,771,836
From 3 months to 1 year [Member]
Disclosure of Deposits and Obligations [Line Items]
Balances on demand deposits from customers	8,975,269	8,177,435
From 1 to 3 years [Member]
Disclosure of Deposits and Obligations [Line Items]
Balances on demand deposits from customers	6,096,891	4,506,612
From 3 to 5 years [Member]
Disclosure of Deposits and Obligations [Line Items]
Balances on demand deposits from customers	819,446	846,696
More than 5 years [Member]
Disclosure of Deposits and Obligations [Line Items]
Balances on demand deposits from customers	S/ 2,287,197	S/ 2,124,165